Share-Based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 12 – SHARE-BASED COMPENSATION

a)	As of June 30, 2023, 5,028,704 Ordinary Shares were authorized for issuance to employees, directors and consultants under the 2019 Equity Incentive Plan, of which 1,537,973 shares were available for future grant.

b)	The following table contains information concerning options granted under the existing equity incentive plan:

	Three months ended June 30,
	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,929,868	$5.84	2,399,622	$5.95
Forfeited and expired	(14,375)	$6.82	(3,000)	$5.34
Exercised	-	$-	(7,625)	$6.49
Outstanding at end of period	2,915,493	$5.84	2,388,997	$5.95
Exercisable at end of period	2,090,378	$5.59	1,728,623	$5.10

Non-vested at beginning of period	876,851	$6.48	722,749	$7.67
Vested	(37,861)	$11.13	(59,375)	$(8.78)
Forfeited	(13,875)	$5.90	(3,000)	$(5.34)
Non-vested at the end of period	825,115	$6.27	660,374	$7.59

	Six months ended June 30,
	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,939,434	$5.85	2,142,547	$6.02
Granted	-		$264,700	$5.48
Forfeited and expired	(23,941)	$6.71	(3,000)	$5.34
Exercised	-		$(15,250)	$6.49
Outstanding at end of period	2,915,493	$5.84	2,388,997	$5.95
Exercisable at end of period	2,090,378	$5.59	1,728,623	$5.10

Non vested at beginning of period	986,005	$6.46	529,082	$8.69
Granted	-	$-	264,700	$5.48
Forfeited and expired	(15,375)	$6.73	(3,000)	$5.34
vested	(145,515)	$7.44	(130,408)	$7.82
Outstanding at end of period	825,115	$6.27	660,374	$7.59

During the three and six month periods ended June 30, 2023 and 2022, the Company recognized $427, $957, $509 and $1,074 thousand, respectively, of share-based compensation expenses related to stock options.

As of June 30, 2023, the total unrecognized estimated compensation cost related to outstanding non-vested stock options was $1,766 thousand, which is expected to be recognized over a weighted average period of 1.32 years.

c)	Set forth below is data regarding the range of exercise prices and remaining contractual life for all options outstanding on June 30, 2023:

Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding (in thousands)	No. of options exercisable
$2.69	649,883	1.92	-	649,883
$3.66	250,000	6.84	-	250,000
$4.68	48,750	6.75	-	36,563
$5.34	208,825	8.75	-	53,800
$5.34	445,792	9.38	-	69,263
$5.96	150,000	9.38	-	-
$6.22	634,177	4.00	-	634,177
$8.19	150,000	6.38	-	112,500
$8.23	12,500	8.38	-	5,000
$9.02	40,500	7.38	-	20,250
$10.12	12,126	5.43	-	12,126
$12.23	250,000	7.91	-	194,444
$14.00	60,500	7.82	-	50,417
$21.40	1,940	6.07	-	1,455
$90.16	500	1.42	-	500
	2,915,493		-	2,090,378

d)	The following table contains information concerning restricted stock units granted under the existing equity incentive plan:

	Three months ended June 30,
	2023		2022
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	114,329	$9.97	184,787	$10.02
Vested	(3,438)	$10.28	(3,437)	$10.28
Forfeited	(313)	$14.67	-	$-
Nonvested at end of period	110,578	$9.95	181,350	$10.02

	Six months ended June 30,
	2023		2022
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	157,560	$10.02	229,331	$10.08
Vested	(46,544)	$10.15	(47,981)	$10.29
Forfeited	(438)	$14.67	-	$-
Nonvested at end of period	110,578	$9.95	181,350	$10.02

The Company estimates the fair value of restricted stock units based on the closing sales price of the Ordinary Shares on the date of grant (or the closing bid price, if no sales were reported). For the three and six month periods ended June 30, 2023 and 2022, the Company recognized $84, $187, $188 and $411 thousand, respectively, of share-based compensation expense related to restricted stock units. Total share-based compensation expense related to restricted stock units not yet recognized as of June 30, 2023 was $331 thousand, which is expected to be recognized over a weighted average period of 0.66 years.

e)	The following table summarizes share-based compensation expenses related to grants under the existing equity incentive plan included in the statements of operations:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2023	2022	2023	2022
Research & development	$122	$119	$318	$509
General & administrative	389	578	826	976
Total	$511	$697	$1,144	$1,485